Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt

December 31
(add 000)	2012	2011
6.6% Senior Notes, due 2018	$298,677	$298,476
7% Debentures, due 2025	124,443	124,417
6.25% Senior Notes, due 2037	228,114	247,915
Term Loan Facility, due 2015, interest rate of 2.21% and 2.20% at December 31, 2012 and 2011, respectively	245,000	250,000
Revolving Facility, interest rate of 1.91% and 2.64% at December 31, 2012 and 2011, respectively	50,000	35,000
AR Credit Facility, interest rate of 1.00% and 1.66% at December 31, 2012 and 2011, respectively	100,000	100,000
Other notes	1,625	4,276
Total	1,047,859	1,060,084
Less current maturities	(5,676)	(7,182)
Long-term debt	$1,042,183	$1,052,902

Commitments Amounts Under Senior Unsecured Credit Facilities

The Senior Unsecured Credit Facilities are syndicated with the following banks:

(add 000) Lender	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
SunTrust Bank	46,667	33,333
Branch Banking and Trust Company	46,667	33,333
Bank of America, N.A.	46,667	33,333
Citibank, N.A.	29,167	20,833
Deutsche Bank AG New York Branch	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
Regions Bank	14,582	10,418

Total	$350,000	$250,000

Schedule Principal Amount, Effective Interest Rate and Maturity Date of Debentures and Senior Notes

The principal amount, effective interest rate and maturity date for the Corporation’s Debentures and Senior Notes are as follows:

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037

Corporation's Long-Term Debt Maturities

The Corporation’s long-term debt maturities for the five years following December 31, 2012, and thereafter are:

(add 000)
2013	$5,676
2014	5,229
2015	385,207
2016	145
2017	47
Thereafter	651,555
Total	$1,047,859